Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2023	Mar. 31, 2022
Consolidated Balance Sheets
Common shares par value	$ 0	$ 0
Common shares issued	11,996,387	5,560,829
Common shares outstanding	11,996,387	5,560,829